SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

	Year ended December 31,
	2023	2022	2021

North America (*)	$938,534	$819,245	$731,251
Europe	380,495	350,200	334,677
Latin America	64,492	56,712	55,244
Asia and others	178,144	161,509	148,485

	$1,561,665	$1,387,666	$1,269,657

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

	December 31,
	2023	2022

Europe and Asia (*)	537,572	266,648
North America	19,918	42,698

	$557,490	$309,346